Borrowings - Aggregate principal amounts (Details) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Borrowings
Borrowings	¥ 728,856					¥ 1,044,421		¥ 149,925	¥ 1,681,370
Short-term RMB borrowings one
Borrowings
Current borrowings	¥ 8,641,189					¥ 7,537,946		¥ 3,924,615	¥ 6,335,035
Short-term RMB borrowings one | Minimum
Borrowings
Interest rate	0.92%	0.92%	0.92%	0.92%	0.92%	1.28%	1.28%	1.35%	2.25%
Short-term RMB borrowings one | Maximum
Borrowings
Interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	6.50%	7.50%
Short-term RMB borrowings two
Borrowings
Current borrowings	¥ 571,391					¥ 96,635		¥ 1,015,695	¥ 503,293
Short-term RMB borrowings two | Minimum | Prime rate
Borrowings
Adjustment to interest rate basis	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)	0.65%	0.65%	0.15%	0.15%
Short-term RMB borrowings two | Maximum | Prime rate
Borrowings
Adjustment to interest rate basis	0.45%	0.45%	0.45%	0.45%	0.45%	1.80%	1.80%	1.80%	0.75%
Short-term MXN borrowings
Borrowings
Current borrowings | $		$ 858,174					$ 149,730
Short-term MXN borrowings | TIIE
Borrowings
Adjustment to interest rate basis						3.00%	3.00%
Short-term MXN borrowings | Minimum | TIIE
Borrowings
Adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%
Short-term MXN borrowings | Maximum | TIIE
Borrowings
Adjustment to interest rate basis	3.75%	3.75%	3.75%	3.75%	3.75%
Short-term USD borrowings
Borrowings
Current borrowings | $					$ 159,715
Short-term USD borrowings | Minimum | SOFR
Borrowings
Adjustment to interest rate basis	0.80%	0.80%	0.80%	0.80%	0.80%
Short-term USD borrowings | Maximum | SOFR
Borrowings
Adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%
Short-term BRL borrowings
Borrowings
Current borrowings | R$			R$ 63,600
Short-term BRL borrowings | Minimum | CDI
Borrowings
Adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%
Short-term BRL borrowings | Maximum | CDI
Borrowings
Adjustment to interest rate basis	3.53%	3.53%	3.53%	3.53%	3.53%
Short-term EUR borrowings
Borrowings
Current borrowings | €				€ 2,567
Interest rate	5.88%	5.88%	5.88%	5.88%	5.88%
Long-term RMB borrowings one
Borrowings
Borrowings						¥ 830,700		¥ 38,220	¥ 540,166
Long-term RMB borrowings one | Minimum
Borrowings
Interest rate						5.00%	5.00%	4.65%	3.85%
Long-term RMB borrowings one | Maximum
Borrowings
Interest rate						8.00%	8.00%	6.50%	6.50%
Long-term RMB borrowings two
Borrowings
Borrowings						¥ 71,257		¥ 111,705	¥ 1,141,204
Long-term RMB borrowings two | Minimum | Prime rate
Borrowings
Adjustment to interest rate basis						0.90%	0.90%	0.65%	0.15%
Long-term RMB borrowings two | Maximum | Prime rate
Borrowings
Adjustment to interest rate basis						1.80%	1.80%	1.80%	0.75%
Long-term MXN borrowings
Borrowings
Borrowings | $		$ 994,215					$ 340,703
Long-term MXN borrowings | TIIE
Borrowings
Adjustment to interest rate basis	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%	6.63%
Long-term BRL borrowings
Borrowings
Borrowings | R$			R$ 236,193
Long-term BRL borrowings | Minimum | CDI
Borrowings
Adjustment to interest rate basis	2.00%	2.00%	2.00%	2.00%	2.00%
Long-term BRL borrowings | Maximum | CDI
Borrowings
Adjustment to interest rate basis	4.50%	4.50%	4.50%	4.50%	4.50%
Long-term EUR borrowings
Borrowings
Borrowings | €				€ 8,986
Interest rate	5.88%	5.88%	5.88%	5.88%	5.88%